OPERATING EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2020
OPERATING EXPENSES BY NATURE
OPERATING EXPENSES BY NATURE

9.     OPERATING EXPENSES BY NATURE

	Years ended
	December 31
	2020	2019
Compensation and benefits	$4,504	$3,001
Corporate administration	969	864
Listing and filing fees	242	646
Professional fees	736	408
Amortization	147	122
Operating expenses before share-based compensation	6,598	5,041
Share-based compensation	1,688	1,666
Total operating expenses	$8,286	$6,707